Debt and Capital Leases Disclosures [Text Block]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt and Capital Leases Disclosures [Text Block]

4. Note Payable—Related Party and Capital Lease Obligations

Note Payable—Related Party

On March 6, 2015, the amounts due to related party, aggregating $1,045,000, were converted into an unsecured note payable—related party, bearing interest at 8% per annum and due on demand. The principal amount of the note was increased by $60,000 over the amounts due to related party to $1,105,000 to provide the equivalent of 8% per annum interest for the period of time the amounts due to related party were held as a payable in exchange for a provision that the related party would not call the note prior to June 30, 2015. The increase in the principal amount of the note was deferred and amortized to interest expense over the initial term of the note to June 30, 2015. Interest expense related to this note during each of the three months ended September 30, 2016 and 2015 was $22,000, and during the nine months ended September 30, 2016 and 2015 was $66,000 and $110,000, respectively. The note balance at September 30, 2016 and December 31, 2015 was $1,105,000. Accrued interest payable of $139,000 and $73,000 is included in accrued liabilities in the balance sheets at September 30, 2016 and December 31, 2015, respectively.

Capital Lease Obligation

The Company has a two-year capital lease obligation for laboratory equipment which expires in January 2017, and provides for monthly rent of $7,200. The lease obligations at September 30, 2016 and December 31, 2015 were $25,000 and $88,000, which are net of $3,000 and $6,000, respectively, in unamortized discounts. Future maturities of this obligation at September 30, 2016 are $22,000 and $7,000 during the remainder of 2016 and 2017, respectively. Laboratory equipment with a net book value of $247,000 at September 30, 2016 serves as collateral for this obligation.

4. Amount Due Related Party, Notes Payable and Capital

Note Payable—Related Party and Amounts Due to Related Party

On March 6, 2015, the amounts due to related party, aggregating $1,045,000, were converted into an unsecured note payable—related party, bearing interest at 8% per annum and due on demand. The principal amount of the note was increased by $60,000 over the amounts due to related party to $1,105,000 to provide the equivalent of 8% per annum interest for the period of time the amounts due to related party were held as a payable in exchange for a provision that the related party would not call the note prior to June 30, 2015. The increase in the principal amount of the note was deferred and amortized to interest expense over the initial term of the note to June 30, 2015. Interest expense related to this note during the year ended December 31, 2015 was $132,000. The note balance at December 31, 2015 was $1,105,000 and accrued interest payable of $73,000 is included in accrued liabilities in the consolidated balance sheet at December 31, 2015.

During the year ended December 31, 2014, the Company’s then majority member, through various entities controlled by such member, loaned a net amount of $795,000 to the Company to support its operations. Pursuant to the terms of an Exchange Agreement, and prior to the Corporate Conversion, $27.3 million of the Secured Note payable as of June 17, 2014 was exchanged for 2,732,629 Class C units of Signal Genetics LLC and recorded to members’ equity. The remaining $1.0 million as of that date, along with an additional $45,000, which was advanced to pay for certain offering expenses, was reclassified as unsecured amounts due to related party in the consolidate balance sheet. Such amounts due were converted into an unsecured note payable—related party as discussed above.

Prior to the Debt Conversion, the Secured Note bore interest at 8% compounded quarterly, was due on demand and collateralized by substantially all assets of the Company. The average amount of borrowings during the years ended December 31, 2014 (prior to conversion) were $27.4 million. Interest expense related to the note during the year ended December 31, 2014 was $1.1 million.

Capital Lease Obligation

In December 2014, the Company entered into a new two-year capital lease obligation for laboratory equipment which expires in January 2017, and provides for monthly rent of $7,200. The lease obligations at December 31, 2015 and 2014 were $88,000 and $164,000, which are net of $6,000 and $8,000, respectively, in unamortized discounts. Future maturities of this obligation at December 31, 2015 are $86,000 and $7,000 during 2016 and 2017, respectively. Laboratory equipment with a net book value of $270,000 at December 31, 2015 serves as collateral for this obligation.